SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
H2N Limited [Member]
Place and date of incorporation	Hong Kong, December 3, 2013	Hong Kong, December 3, 2013
Percentage of effective ownership	100.00%	100.00%
Principal activities	Parcel consolidation and cross-border logistic service	Parcel consolidation and cross-border logistic service
Times Express Limited [Member]
Place and date of incorporation	Hong Kong, July 27, 2020	Hong Kong, July 27, 2020
Percentage of effective ownership	100.00%	100.00%
Principal activities	Local logistic service	Local logistic service
Oceanus Asia Opportunity Two Limited [Member]
Place and date of incorporation	BVI, December 16, 2021	BVI, December 16, 2021
Percentage of effective ownership	100.00%	100.00%
Principal activities	Investment holdings	Investment holdings
Smart Minds Holdings Limited [Member]
Place and date of incorporation	Hong Kong, March 24, 2023	Hong Kong, March 24, 2023
Percentage of effective ownership	62.50%	62.50%
Principal activities	Logistics technology solution services	Logistics technology solution services
Smart Kreate Management Limited [Member]
Place and date of incorporation	Hong Kong, September 10, 2025	Hong Kong, September 10, 2025
Percentage of effective ownership	100.00%	100.00%
Principal activities	Investment holdings	Investment holdings
Smart Kreate Technology Limited [Member]
Place and date of incorporation	Seychelles, September 11, 2025	Seychelles, September 11, 2025
Percentage of effective ownership	100.00%	100.00%
Principal activities	Investment holdings	Investment holdings